Goodwill and other intangibles (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 26,267	$ 26,267	$ 26,267
Accumulated Amortization	16,997	(15,386)	(12,104)
Net Carrying Amount	9,270	10,881	14,163
Accumulated Amortization	(16,997)	15,386	12,104
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	835	835	835
Accumulated Amortization
Net Carrying Amount	835	835	835
Accumulated Amortization
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,432	25,432	25,432
Accumulated Amortization	16,997	(15,386)	(12,104)
Net Carrying Amount	8,435	10,046	13,328
Accumulated Amortization	$ (16,997)	$ 15,386	$ 12,104
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years	5 years
Gross Carrying Amount	$ 728	$ 728	$ 728
Accumulated Amortization	728	(728)	(728)
Net Carrying Amount
Accumulated Amortization	(728)	728	728
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,976	20,976	20,976
Accumulated Amortization	13,421	(12,141)	(9,582)
Net Carrying Amount	7,555	8,835	11,394
Accumulated Amortization	$ (13,421)	$ 12,141	$ 9,582
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years	8 years	8 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 550	$ 550	$ 550
Accumulated Amortization	550	(550)	(487)
Net Carrying Amount			63
Accumulated Amortization	$ (550)	$ 550	$ 487
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years	3 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	4 years	4 years
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years	3 years
Gross Carrying Amount	$ 3,178	$ 3,178	$ 3,178
Accumulated Amortization	2,298	(1,967)	(1,307)
Net Carrying Amount	880	1,211	1,871
Accumulated Amortization	$ (2,298)	$ 1,967	$ 1,307